AB BOND FUNDS

- AB Global Bond Fund

Class A (Ticker: ANAGX); Class C (Ticker: ANACX); Advisor Class (Ticker: ANAYX); Class I (Ticker: ANAIX); Class Z (Ticker: ANAZX)

- AB Sustainable Thematic Credit Portfolio

Class A (Ticker: STHAX); Advisor Class (Ticker: STHYX)

- AB High Income Fund

Class A (Ticker: AGDAX); Class C (Ticker: AGDCX); Advisor Class (Ticker: AGDYX); Class I (Ticker: AGDIX); Class Z (Ticker: AGDZX)

- AB Income Fund

Class A (Ticker: AKGAX); Class C (Ticker: AKGCX); Advisor Class (Ticker: ACGYX); Class Z (Ticker: ACGZX)

- AB Tax-Aware Fixed Income Opportunities Portfolio

Class A (Ticker: ATTAX); Class C (Ticker: ATCCX); Advisor Class (Ticker: ATTYX)

(the “Bond Funds”)

Supplement dated April 6, 2026 to the Prospectus of the Bond Funds (the “Prospectus”) dated January 29, 2026, as amended.

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AB Income Fund (the “Fund”) is no longer offered through this Prospectus. All references to the Fund in this Prospectus are hereby removed.

The Fund is now offered through a separate prospectus dated January 29, 2026, as revised April 6, 2026.

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This Supplement should be read in conjunction with the Prospectus of the Bond Funds.

You should retain this Supplement with your Prospectus for future reference.

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